Allowances for Credit Losses - Summary of Changes in the Allowances for Loan Losses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Provision (reversal) for credit losses		₩ 8,504		₩ 5,234		₩ (483)
Gain on recovery of loans and advances previously written off		387,860		379,179
Borrowings		9,945,130		10,566,603
12-month expected credit losses
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Allowance account for credit losses of financial assets		50,360		43,777
Lifetime expected credit losses
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Allowance account for credit losses of financial assets		53,490		29,861
Loans measured at amortized cost | Retail | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		403,805	[1]	278,380
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		125,634		123,666
Transfer to lifetime expected credit losses		(97,040)		(91,410)
Impairment		(6,312)		(3,301)
Write-offs		0		0
Sales		(1,112)		(1,561)
Provision (reversal) for credit losses	[2],[3]	40,616		49,459
Business combination		8,315		50,664
Others (exchange differences, etc.)		77		(2,092)
Ending		473,983	[1]	403,805	[1]	278,380
Loans measured at amortized cost | Retail | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		240,578	[1]	224,905
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(120,132)		(121,970)
Transfer to lifetime expected credit losses		115,427		182,076
Impairment		(49,244)		(131,852)
Write-offs				(5)
Recoveries from written off loans		12
Sales		(53)		(99)
Provision (reversal) for credit losses	[2],[3]	52,528		78,413
Business combination		2,223		9,545
Others (exchange differences, etc.)		532		(435)
Ending		241,871	[1]	240,578	[1]	224,905
Loans measured at amortized cost | Retail | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		265,705	[1]	208,037
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(5,502)		(1,696)
Transfer to lifetime expected credit losses		(18,387)		(90,666)
Impairment		55,556		135,153
Write-offs		(411,083)		(460,734)
Sales		(3,592)		(1,131)
Provision (reversal) for credit losses	[2],[3]	397,492		428,220
Business combination		7,194		53,532
Others (exchange differences, etc.)		1,758		(5,010)
Ending		289,141	[1]	265,705	[1]	208,037
Loans measured at amortized cost | Corporate | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		368,782	[1]	215,069
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		133,798		119,723
Transfer to lifetime expected credit losses		(71,902)		(56,655)
Impairment		(2,942)		(3,365)
Write-offs		0		0
Sales		(179)		(8)
Provision (reversal) for credit losses	[2],[3]	14,299		(2,059)
Business combination		0		99,824
Others (exchange differences, etc.)		5,942		(3,747)
Ending		447,798	[1]	368,782	[1]	215,069
Loans measured at amortized cost | Corporate | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		410,937	[1]	290,310
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(71,772)		(111,708)
Transfer to lifetime expected credit losses		92,245		146,690
Impairment		(42,158)		(48,773)
Write-offs		(3)		(1)
Sales		0		0
Provision (reversal) for credit losses	[2],[3]	88,230		113,335
Business combination		0		24,303
Others (exchange differences, etc.)		675		(3,219)
Ending		478,154	[1]	410,937	[1]	290,310
Loans measured at amortized cost | Corporate | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		892,061	[1]	451,607
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(62,026)		(8,015)
Transfer to lifetime expected credit losses		(20,343)		(90,035)
Impairment		45,100		52,138
Write-offs		(239,815)		(321,583)
Sales		(16,257)		(21,069)
Provision (reversal) for credit losses	[2],[3]	338,746		180,162
Business combination		1,654		668,426
Others (exchange differences, etc.)		21,844		(19,570)
Ending		960,964	[1]	892,061	[1]	451,607
Loans measured at amortized cost | Credit card | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		205,157	[1]	209,651
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		45,938		48,959
Transfer to lifetime expected credit losses		(34,208)		(25,227)
Impairment		(2,228)		(2,273)
Write-offs		0		0
Sales		0		0
Provision (reversal) for credit losses	[2],[3]	(39,533)		(26,042)
Business combination		0		89
Others (exchange differences, etc.)		42		0
Ending		175,168	[1]	205,157	[1]	209,651
Loans measured at amortized cost | Credit card | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		234,219	[1]	266,183
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(44,858)		(47,611)
Transfer to lifetime expected credit losses		35,846		26,379
Impairment		(12,580)		(13,657)
Write-offs		0		0
Sales		0		0
Provision (reversal) for credit losses	[2],[3]	110,022		2,925
Business combination		0		0
Others (exchange differences, etc.)		0		0
Ending		322,649	[1]	234,219	[1]	266,183
Loans measured at amortized cost | Credit card | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		262,119	[1]	263,874
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(1,080)		(1,348)
Transfer to lifetime expected credit losses		(1,638)		(1,152)
Impairment		14,808		15,930
Write-offs		(440,721)		(502,275)
Sales		0		0
Provision (reversal) for credit losses	[2],[3]	474,041		496,162
Business combination		0		4,409
Others (exchange differences, etc.)		(13,202)		(13,481)
Ending		₩ 294,327	[1]	₩ 262,119	[1]	₩ 263,874

[1]	Includes additional allowances of ￦ 43,777 million and ￦ 50,360 million for industries and borrowers which are highly affected by COVID-19 and ￦ 29,861 million and ￦ 53,490 million due to expanding the scope of the loans subject to lifetime expected credit losses (non-impaired) as of December 31, 2020 and 2021, respectively. Includes additional allowances of ￦ 23,325 million due to expanding the scope of the loans subject to individual assessment as of December 31, 2020.
[2]	Includes ￦ 379,179 million and ￦ 387,860 million of collections from written-off loans for the years ended December 31, 2020 and 2021, respectively.
[3]	Provision for credit losses in the consolidated statements of comprehensive income also includes provision (reversal) for credit losses of due from financial institutions (Note 7.3), provision (reversal) for credit losses of financial investments (Note 12.5), provision (reversal) for credit losses of unused commitments, acceptances and guarantees (Note 24.2), provision (reversal) for credit losses of financial guarantee contracts (Note 24.3), and provision (reversal) for credit losses of other financial assets (Note 19.2).